Financial instruments and financial risk management (Tables)	9 Months Ended
Sep. 30, 2019
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At September 30, 2019	Within one year	and five years	five years
Trade payables	$836,287	—	—
Accrued liabilities	349,691	—	—
Customer deposits and contract liabilities	500,039	—	—
Shareholder loan	3,115	—	—
	$1,689,132	$—	$—

		Between one	More than
At December 31, 2018	Within one year	and five years	five years
Trade payables	$718,953	—	—
Accrued liabilities	543,908	—	—
Customer deposits and contract liabilities	402,783	—	—
Shareholder loan	6,230	—	—
	$1,671,874	$—	$—

Schedule of financial assets and liabilities that are denominated in US dollars

	September 30,	December 31,
	2019	2018
Cash and cash equivalents	$15,811,171	$18,102,872
Trade receivables	102,358	51,164
Trade payables	(122,274)	(382,087)
Customer deposits	(63,540)	—
Lease liabilities	(837,580)	—
	$14,890,135	$17,771,949

Schedule of classification of financial instruments

	September 30,	December 31,
	2019	2018
Amortized cost:
Cash and cash equivalents	$16,225,503	$18,926,933
Receivables	387,131	1,190,689
	$16,612,634	$20,117,622

	September 30,	December 31,
	2019	2018
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$1,185,978	$1,262,861
Customer deposits and contract liability	500,039	402,783
Shareholder loan	3,115	6,230
Derivative financial liabilities:
Derivative liability	7,558,659	4,752,875
	$9,247,791	$6,424,749